CONDENSED CONSOLIDATED BALANCE SHEET (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Stock Subject to Possible Redemption Shares	21,582,057	21,768,560
XL Hybrids Inc [Member]
Redeemable, Convertible Preferred Stock , Par Value		$ 0.0001	$ 0.0001
Redeemable, Convertible Preferred Stock , Shares Authorized		99,966,639	99,966,639
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	130,000,000	130,000,000	130,000,000
Common Stock, shares issued	11,639,966	11,519,778	10,265,945
Common Stock, shares outstanding	11,639,966	11,519,778	10,265,945
Class A Common stock
Preferred stock, shares issued	1,417,943	1,231,440
Stock Subject to Possible Redemption Shares	21,582,057	21,768,560
Common stock, par value	$ 0.0001	$ 0.0001
Common Stock, shares authorized	75,000,000	75,000,000
Common Stock, shares issued	1,417,943	1,231,440
Common Stock, shares outstanding	1,417,943	1,231,440
Class B Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common Stock, shares authorized	10,000,000	10,000,000
Common Stock, shares issued	5,750,000	5,750,000
Common Stock, shares outstanding	5,750,000	5,750,000
Series D-1 Redeemable Convertible Preferred Stock [Member] | XL Hybrids Inc [Member]
Redeemable, Convertible Preferred Stock , Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable, Convertible Preferred Stock , Shares Authorized	43,382,845	43,382,845	43,382,845
Redeemable, Convertible Preferred Stock , Shares Issued	42,897,247	42,897,247	42,897,247
Stock Subject to Possible Redemption Shares	42,897,247	42,897,247	42,897,247
Redeemable, Convertible Preferred Stock , Liquidation Preference	$ 37,159,740	$ 37,159,740	$ 37,159,740
Series D-2 Redeemable Convertible Preferred Stock [Member] | XL Hybrids Inc [Member]
Redeemable, Convertible Preferred Stock , Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable, Convertible Preferred Stock , Shares Authorized	1,465,110	1,465,110	1,465,110
Redeemable, Convertible Preferred Stock , Shares Issued	1,465,110	1,465,110	1,465,110
Stock Subject to Possible Redemption Shares	1,465,110	1,465,110	1,465,110
Redeemable, Convertible Preferred Stock , Liquidation Preference	$ 1,110,480	$ 1,110,480	$ 1,110,480
Series D-3 Redeemable Convertible Preferred Stock [Member] | XL Hybrids Inc [Member]
Redeemable, Convertible Preferred Stock , Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable, Convertible Preferred Stock , Shares Authorized	223,254	223,254	223,254
Redeemable, Convertible Preferred Stock , Shares Issued	223,254	223,254	223,254
Stock Subject to Possible Redemption Shares	223,254	223,254	223,254
Redeemable, Convertible Preferred Stock , Liquidation Preference	$ 154,715	$ 154,715	$ 154,715
Series D-4 Redeemable Convertible Preferred Stock [Member] | XL Hybrids Inc [Member]
Redeemable, Convertible Preferred Stock , Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable, Convertible Preferred Stock , Shares Authorized	5,522,960	5,522,960	5,522,960
Redeemable, Convertible Preferred Stock , Shares Issued	5,522,960	5,522,960	5,522,960
Stock Subject to Possible Redemption Shares	5,522,960	5,522,960	5,522,960
Redeemable, Convertible Preferred Stock , Liquidation Preference	$ 3,349,399	$ 3,349,399	$ 3,349,399
Series C Redeemable Convertible Preferred Stock [Member] | XL Hybrids Inc [Member]
Redeemable, Convertible Preferred Stock , Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable, Convertible Preferred Stock , Shares Authorized	23,092,403	23,092,403	23,092,403
Redeemable, Convertible Preferred Stock , Shares Issued	23,092,403	21,686,515	21,686,515
Stock Subject to Possible Redemption Shares	23,092,403	21,686,515	21,686,515
Redeemable, Convertible Preferred Stock , Liquidation Preference	$ 13,961,667	$ 13,111,667	$ 13,111,667
Series B Redeemable Convertible Preferred Stock [Member] | XL Hybrids Inc [Member]
Redeemable, Convertible Preferred Stock , Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable, Convertible Preferred Stock , Shares Authorized	11,168,788	11,168,788	11,168,788
Redeemable, Convertible Preferred Stock , Shares Issued	11,168,788	11,168,788	11,168,788
Stock Subject to Possible Redemption Shares	11,168,788	11,168,788	11,168,788
Redeemable, Convertible Preferred Stock , Liquidation Preference	$ 5,956,333	$ 5,956,333	$ 5,956,333
Series B-1 Redeemable Convertible Preferred Stock [Member] | XL Hybrids Inc [Member]
Redeemable, Convertible Preferred Stock , Par Value	$ 0.0001	$ 0.0001
Redeemable, Convertible Preferred Stock , Shares Authorized	3,413,461	3,413,461
Redeemable, Convertible Preferred Stock , Shares Issued	3,413,461	3,413,461
Stock Subject to Possible Redemption Shares	3,413,461	3,413,461
Redeemable, Convertible Preferred Stock , Liquidation Preference	$ 3,549,953	$ 3,549,953
Series A Redeemable Convertible Preferred Stock [Member] | XL Hybrids Inc [Member]
Redeemable, Convertible Preferred Stock , Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable, Convertible Preferred Stock , Shares Authorized	11,697,818	11,697,818	11,697,818
Redeemable, Convertible Preferred Stock , Shares Issued	11,697,818	11,697,818	11,697,818
Stock Subject to Possible Redemption Shares	11,697,818	11,697,818	11,697,818
Redeemable, Convertible Preferred Stock , Liquidation Preference	$ 4,530,574	$ 4,530,574	$ 4,530,574